Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 7 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	June 30, 2020	June 30, 2019
Performance equipment	$3,910,069	$-
Office equipment	48,266	-
Total	3,958,335	-
Less: Accumulated depreciation	-	-
Property, plant and equipment, net	$3,958,335	$-

Depreciation expense was $0 for the years ended June 30, 2020, 2019 and 2018.